UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2021
Semiannual Report
to Shareholders
DWS Strategic Municipal Income Trust
Ticker Symbol: KSM

Contents
3	Performance Summary
5	Portfolio Management Team
6	Portfolio Summary
7	Investment Portfolio
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Cash Flows
31	Statements of Changes in Net Assets
32	Financial Highlights
35	Notes to Financial Statements
43	Dividend Reinvestment and Cash Purchase Plan
46	Additional Information
48	Privacy Statement

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Strategic Municipal Income Trust

Performance Summary	May 31, 2021 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/21
DWS Strategic Municipal Income Trust	6-Months ‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	5.49%	15.80%	5.04%	7.06
Based on Market Price(a)	11.64%	24.66%	3.34%	6.24
Bloomberg Barclays Municipal Bond Index(b)	1.40%	4.74%	3.52%	4.29
Morningstar Closed-End High-Yield Municipal Funds Category(c)	6.41%	16.13%	4.90%	7.20
‡	Total returns shown for periods less than one year are not annualized.
(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2021 was 1.91% (1.15% excluding interest expense).
(b)	The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
(c)	Morningstar’s Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

DWS Strategic Municipal Income Trust	| 3

Net Asset Value and Market Price
	As of 5/31/21	As of 11/30/20
Net Asset Value	$ 12.95	$ 12.59
Market Price	$ 12.29	$ 11.29
Premium (discount)	(5.10%)	(10.33%)
Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/21: Income Dividends (common shareholders)	$ .27
Capital Gain Dividend (common shareholders)	$ .0314
May Income Dividend (common shareholders)	$ .045
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/21†	4.17%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/21†	4.39%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/21†	7.04%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/21†	7.42%
†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.
4 |	DWS Strategic Municipal Income Trust

Portfolio Management Team
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund through September 30, 2021. Began managing the Fund in 2014.
—
Joined DWS in 1986.
—
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
—
BA, Duke University.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—
Effective October 1, 2021, Co-Head of Municipal Bond Department.
—
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
Peter Aloisi, CFA, Portfolio Manager Fixed Income
Portfolio Manager of the Fund starting October 1, 2021.
—
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
—
BA and MBA, Boston College.
DWS Strategic Municipal Income Trust	| 5

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/21	11/30/20
Revenue Bonds	75%	74%
Escrow to Maturity/Prerefunded Bonds	10%	10%
Lease Obligations	8%	8%
General Obligation Bonds	7%	8%
	100%	100%
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/21	11/30/20
AAA	2%	2%
AA	20%	19%
A	37%	39%
BBB	21%	20%
BB	5%	6%
B	0%	0%
Not Rated	15%	14%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/21	11/30/20
New York	10%	10%
Texas	10%	11%
Illinois	10%	10%
Florida	10%	10%
Washington	6%	6%
Interest Rate Sensitivity	5/31/21	11/30/20
Effective Maturity	5.6 years	6.1 years
Modified Duration	5.2 years	5.4 years
Leverage (As a % of Total Assets)	5/31/21	11/30/20
	37%	38%
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 46 for contact information.
6 |	DWS Strategic Municipal Income Trust

Investment Portfolio	as of May 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 140.1%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	393,687
Alaska 1.6%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,254,141
Arizona 3.2%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	194,626
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,547,987
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	173,127
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	543,787
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	201,190
Series A, 144A, 5.25%, 7/1/2048	250,000	257,837
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	779,281
		4,697,835
California 9.2%
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	4,000,000	794,625
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	100,000	103,563
Series A-2, 5.0%, 6/1/2047	400,000	414,251
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	134,144
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	2,072,667
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,442,525
5.25%, 4/1/2035	1,230,000	1,281,799
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 7

	Principal Amount ($)	Value ($)
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	365,163
Series A, AMT, 5.0%, 12/31/2047	160,000	194,169
Series A, AMT, 5.0%, 6/1/2048	60,000	72,699
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046 (a)	55,000	61,499
Series A, 144A, 5.0%, 11/15/2051 (a)	25,000	27,857
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	221,431
Series A, 144A, 5.25%, 12/1/2056	735,000	829,549
Series A, 5.5%, 12/1/2054	195,000	221,686
Series A, 144A, 5.5%, 12/1/2058	105,000	124,766
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	1,725,000	422,078
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,088,685
San Buenaventura, CA, Community Memorial Health Systems, Prerefunded, 7.5%, 12/1/2041	500,000	517,925
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,118,490
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,361,972
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	500,864
		13,372,407
Colorado 4.3%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	258,349
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	269,622
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	801,765
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,236,436
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,127,561
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	194,137
The accompanying notes are an integral part of the financial statements.
8 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Series A, 5.0%, 12/1/2048	260,000	304,635
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	213,770
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	713,010
Series A, AMT, 5.25%, 11/15/2043	600,000	660,491
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	140,000	169,219
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	347,981
		6,296,976
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	100,085
District of Columbia 2.0%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,433,225
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	219,596
Series A, AMT, 5.0%, 10/1/2043	850,000	934,113
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	366,401
		2,953,335
Florida 10.9%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	166,794
Series A, AMT, 4.0%, 10/1/2049	230,000	262,972
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (b)	290,000	197,200
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	394,909
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	257,600
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	282,251
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 9

	Principal Amount ($)	Value ($)
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	140,000	159,204
Series A, 5.0%, 6/15/2055	125,000	141,312
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	750,000	814,303
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	155,000	157,810
Series A, 144A, AMT, 6.5% (c), 1/1/2049	170,000	172,773
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,944,594
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, 4.0%, 10/1/2049	1,000,000	1,094,810
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0.0% to 11/1/2021, 6.61% to 5/1/2040	250,000	241,844
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	113,501
Series A-4, Step-up Coupon, 0.0% to 5/1/2022, 6.61% to 5/1/2040	55,000	48,622
Series 3, 6.55%, 5/1/2027* (b)	130,000	1
Series 2015-3, 6.61%, 5/1/2040* (b)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	385,000	429,600
144A, 4.375%, 5/1/2050	290,000	323,543
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	140,000	144,064
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	484,709
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	617,659
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	343,171
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	553,440
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	571,747
The accompanying notes are an integral part of the financial statements.
10 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	665,000	801,068
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	377,700
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,288,679
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	160,000	182,560
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, Prerefunded, 5.0%, 7/1/2031	1,500,000	1,578,684
Series A, Prerefunded, 5.0%, 7/1/2037	1,590,000	1,673,405
		15,820,531
Georgia 3.7%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,117,016
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	384,918
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	81,044
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	209,000
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,016,191
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	250,677
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 5.5%, 8/15/2054	180,000	206,585
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	734,951
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,413,393
		5,413,775
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	797,803
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	812,566
		1,610,369
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 11

	Principal Amount ($)	Value ($)
Illinois 15.1%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	130,044
Series A, 5.0%, 12/1/2033	100,000	123,454
Series H, 5.0%, 12/1/2036	245,000	293,499
Series H, 5.0%, 12/1/2046	140,000	164,917
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	539,790
Series A, 5.0%, 1/1/2044	200,000	238,040
Series D, 5.5%, 1/1/2037	750,000	843,340
Series A, 5.5%, 1/1/2049	115,000	140,000
Series A, 6.0%, 1/1/2038	555,000	675,592
Chicago, IL, O’Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,858,355
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,132,533
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	495,097
Series D, AMT, 5.0%, 1/1/2052	560,000	668,123
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	154,662
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	95,000	108,503
Series A, 4.0%, 12/1/2055	90,000	102,411
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	536,838
Series A, 5.0%, 6/15/2057	390,000	461,603
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	2,075,802
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	365,000
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	737,851
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	605,131
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,024,555
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,593,989
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	615,908
The accompanying notes are an integral part of the financial statements.
12 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
5.0%, 2/1/2029	495,000	590,551
Series A, 5.0%, 10/1/2033	620,000	755,325
Series B, 5.0%, 10/1/2033	395,000	481,215
5.0%, 2/1/2039	2,000,000	2,174,416
5.0%, 5/1/2039	315,000	343,861
Series A, 5.0%, 12/1/2042	435,000	510,724
Series A, 5.0%, 3/1/2046	135,000	167,861
5.75%, 5/1/2045	590,000	762,001
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	443,215
		21,914,206
Indiana 2.4%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	1,000,000	1,036,821
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	500,002
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,867,078
		3,403,901
Iowa 0.9%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.02% (d), 6/1/2021, LOC: U.S. Bank NA	55,000	55,000
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	230,000	261,301
4.0%, 10/1/2050	770,000	871,863
Iowa, Tobacco Settlement Authority Revenue, “1” , Series A-2, 4.0%, 6/1/2049	130,000	150,897
		1,339,061
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	275,000	288,223
Kentucky 1.7%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	501,562
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,596,085
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 13

	Principal Amount ($)	Value ($)
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	148,690
Series A, 5.25%, 6/1/2041	190,000	222,791
		2,469,128
Louisiana 2.1%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	545,138
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	167,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,197,049
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,123,918
		3,033,105
Maine 0.7%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, Prerefunded, 6.75%, 7/1/2036	1,000,000	1,005,363
Maryland 1.3%
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	100,000	114,581
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	60,000	73,870
5.0%, 7/1/2056	110,000	134,819
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	443,120
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,138,698
		1,905,088
Massachusetts 4.2%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	6,029,971
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K-1, 0.01% (d), 6/1/2021, LOC: TD Bank NA	100,000	100,000
		6,129,971
The accompanying notes are an integral part of the financial statements.
14 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Michigan 2.7%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	280,000	295,601
Detroit, MI, Water Supply Systems Revenue, Series A, Prerefunded, 5.75%, 7/1/2037	1,000,000	1,004,582
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, Prerefunded, 5.5%, 10/15/2045	2,000,000	2,040,183
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	204,360
Series C, 5.0%, 7/1/2035	90,000	105,111
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	320,000	321,260
		3,971,097
Minnesota 1.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	239,718
Series A, 5.0%, 2/15/2053	565,000	674,605
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	247,293
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	250,000	276,481
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	265,000	270,782
		1,708,879
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	262,683
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	611,171
		873,854
Missouri 1.5%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,225,415
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	200,000	217,066
Series B, 144A, 5.0%, 2/1/2050	220,000	237,283
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 15

	Principal Amount ($)	Value ($)
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	73,146
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	163,911
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	230,695
		2,147,516
Nebraska 0.5%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	535,000	641,111
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	89,204
		730,315
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,636,676
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	83,798
		1,720,474
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (b)	100,000	75,000
Series A, 144A, 6.25%, 7/1/2042* (b)	125,000	93,750
		168,750
New Jersey 7.6%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	125,000	147,010
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	95,000	112,460
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	315,000	369,642
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	45,885
Series QQQ, 4.0%, 6/15/2050	40,000	45,689
The accompanying notes are an integral part of the financial statements.
16 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	105,075
Series A, 4.0%, 6/1/2031	85,000	106,619
Series A, 4.0%, 6/1/2032	40,000	50,940
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	895,000	1,098,428
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	605,000	614,850
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	273,487
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	561,261
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	138,396
Series A, 5.0%, 6/15/2047	130,000	155,379
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	206,675
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	208,172
Series B, AMT, 3.5%, 12/1/2039	200,000	220,287
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	175,000	200,973
Series AA, 4.0%, 6/15/2050	190,000	216,289
Series B, 5.5%, 6/15/2031	1,500,000	1,502,890
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,708,405
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	2,000,000	2,360,309
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	418,244
Series A, 5.25%, 6/1/2046	175,000	213,242
		11,080,607
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	470,000	498,825
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 17

	Principal Amount ($)	Value ($)
New York 8.0%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	750,000	820,100
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	49,483
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,186,505
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2033	500,000	618,246
Series D, 5.0%, 11/15/2038	275,000	300,065
Series E-1, 5.0%, 11/15/2042	70,000	74,226
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	251,784
Series C-1, 5.0%, 11/15/2050	1,845,000	2,267,589
Series C-1, 5.25%, 11/15/2055	210,000	261,947
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	573,197
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.02% (d), 6/1/2021, LOC: TD Bank NA	600,000	600,000
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3” , 144A, 5.0%, 11/15/2044	415,000	459,260
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	448,148
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	121,624
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,359,779
New York, Triborough Bridge & Tunnel Authority Revenue, Series F, 0.01% (d), 6/1/2021, LOC: Citibank NA	100,000	100,000
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	60,000	70,162
Series B, 5.0%, 6/1/2048	1,040,000	1,136,670
New York, NY, General Obligation, Series G-6, 0.01% (d), 6/1/2021, LOC: Mizuho Bank Ltd.	150,000	150,000
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	751,948
		11,600,733
The accompanying notes are an integral part of the financial statements.
18 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
North Carolina 0.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
Prerefunded, 5.0%, 10/1/2042	260,000	326,179
Prerefunded, 5.0%, 10/1/2047	240,000	301,088
		627,267
Ohio 6.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	2,450,000	2,840,133
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	232,862
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	532,110
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	314,821
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, PlayHouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,504,145
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	725,726
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,629,392
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	79,024
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	255,672
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	530,463
		8,644,348
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	222,222
Series B, 5.5%, 8/15/2057	880,000	1,083,903
		1,306,125
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	27,275
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	817,626
		844,901
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 19

	Principal Amount ($)	Value ($)
Pennsylvania 6.8%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	64,783
5.0%, 12/1/2054	175,000	187,434
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	110,966
5.25%, 7/1/2041	100,000	110,719
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	187,064
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	366,945
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	306,924
5.0%, 6/1/2035	125,000	153,255
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	882,300
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042 (a)	200,000	200,527
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,173,372
AMT, 5.0%, 12/31/2038	1,000,000	1,167,617
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	750,000	891,008
Series A, 4.0%, 12/1/2044	90,000	106,482
Series A, 4.0%, 12/1/2045	30,000	35,428
Series A, 4.0%, 12/1/2046	60,000	70,777
Series A-1, 5.0%, 12/1/2040	2,500,000	2,913,490
Series C, 5.0%, 12/1/2044	240,000	274,383
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	616,398
		9,819,872
South Carolina 3.1%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	2,267,380
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,263,751
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,012,982
		4,544,113
The accompanying notes are an integral part of the financial statements.
20 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana Collage Assocition Project:
Series A, 4.0%, 8/1/2051	125,000	139,619
Series A, 4.0%, 8/1/2056	125,000	138,233
Series A, 4.0%, 8/1/2061	165,000	180,479
		458,331
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	368,804
Series A, 5.0%, 7/1/2044	400,000	485,280
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	500,000	534,017
		1,388,101
Texas 15.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	264,092
Series A, Prerefunded, 5.0%, 1/1/2043	1,500,000	1,616,049
Dallas-Fort Worth, International Airport Revenue, Series D, AMT, Prerefunded, 5.0%, 11/1/2038	2,000,000	2,040,032
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	930,320
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,524,417
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	61,717
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	757,402
5.0%, 1/1/2048	1,355,000	1,630,799
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,724
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,219,295
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	191,120
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 21

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,170,762
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,322,418
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	330,723
Temple, TX, Tax Increment, Reinvestment Zone No. One:
Series A, 4.0%, 8/1/2039, INS: BAM (a)	75,000	87,509
Series A, 4.0%, 8/1/2041, INS: BAM (a)	90,000	104,766
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	600,000	702,837
Series B, Prerefunded, 5.0%, 4/1/2053	500,000	556,644
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,076,219
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	758,895
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	193,430
Series A, 5.25%, 10/1/2055	2,000,000	2,171,041
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	416,456
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	317,903
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	926,029
		22,371,599
Utah 1.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	230,225
Series A, AMT, 5.0%, 7/1/2047	595,000	717,135
Series A, AMT, 5.0%, 7/1/2048	115,000	139,257
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	100,000	116,281
Series 2019, 4.0%, 10/15/2042	650,000	744,751
The accompanying notes are an integral part of the financial statements.
22 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	193,738
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	357,924
		2,499,311
Virginia 1.6%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	214,698
Series A, 5.375%, 9/1/2054	500,000	505,765
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	109,883
144A, 5.0%, 9/1/2045	400,000	438,312
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	1,038,003
		2,306,661
Washington 5.9%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	105,213
5.0%, 12/1/2046	500,000	519,314
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,202,050
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	489,259
AMT, 5.0%, 4/1/2044	1,000,000	1,222,601
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	600,000	713,847
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	610,000	700,643
4.0%, 5/1/2050	1,180,000	1,347,676
Washington, State Housing Finance Commission Municipal Certificates, “A” , Series A-1, 3.5%, 12/20/2035	245,000	285,188
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	559,718
Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,090,130
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 23

	Principal Amount ($)	Value ($)
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	54,154
Series A, 144A, 5.0%, 7/1/2048	115,000	122,997
Series A, 144A, 5.0%, 7/1/2053	75,000	80,035
		8,492,825
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	964,554
Wisconsin 3.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	544,802
Series B, 5.0%, 7/1/2048	90,000	93,804
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	213,630
5.0%, 7/1/2052	90,000	95,949
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	895,729
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	533,380
144A, 5.75%, 5/1/2054	515,000	526,456
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,098,281
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	71,870
144A, 5.0%, 10/1/2053	535,000	588,310
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	550,024
		5,212,235
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	85,487
The accompanying notes are an integral part of the financial statements.
24 |	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	232,523
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	76,629
		394,639
Puerto Rico 3.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,226,000	1,050,289
Series A-1, Zero Coupon, 7/1/2051	2,670,000	631,410
Series A-1, 4.75%, 7/1/2053	2,500,000	2,810,410
		4,492,109
Total Municipal Bonds and Notes (Cost $184,363,240)		203,269,228
Underlying Municipal Bonds of Inverse Floaters (e) 16.7%
Florida 4.2%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (f)	5,000,000	5,998,237
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.75%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
New York 8.3%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (f)	5,000,000	6,118,914
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 18.305%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (f)	5,000,000	5,919,832
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 18.215%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		12,038,746
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (f)	5,000,000	6,116,385
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.87%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $22,266,175)		24,153,368

The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 25

	Shares	Value ($)
Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (g) (Cost $183,456)	183,266	183,303
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $206,812,871)	156.9	227,605,899
Floating Rate Notes (e)	(10.3)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(48.1)	(69,800,678)
Other Assets and Liabilities, Net	1.5	2,253,632
Net Assets Applicable to Common Shareholders	100.0	145,058,853
*	Non-income producing security.
(a)	When-issued security.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Variable or floating rate security. These securities are shown at their current rate as of May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(f)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(g)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
The accompanying notes are an integral part of the financial statements.
26 |	DWS Strategic Municipal Income Trust

INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$227,422,596	$—	$227,422,596
Open-End Investment Companies	183,303	—	—	183,303
Total	$183,303	$227,422,596	$ —	$227,605,899
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 27

Statement of Assets and Liabilities
as of May 31, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $206,812,871)	$ 227,605,899
Receivable for investments sold	15,000
Interest receivable	2,997,327
Other assets	1,557
Total assets	230,619,783
Liabilities
Payable for investments purchased — when-issued securities	477,106
Payable for floating rate notes issued	15,000,000
Interest expense payable on preferred shares	90,520
Accrued management fee	107,162
Accrued Trustees' fees	3,116
Other accrued expenses and payables	82,348
Series 2020-1 VMTPS, net of deferred offering costs (liquidation value $70,000,000, see page 38 for more details)	69,800,678
Total liabilities	85,560,930
Net assets applicable to common shareholders, at value	$ 145,058,853
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	18,002,207
Paid-in capital	127,056,646
Net assets applicable to common shareholders, at value	$ 145,058,853
Net Asset Value
Net Asset Value per common share ($145,058,853 ÷ 11,203,941 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$ 12.95
The accompanying notes are an integral part of the financial statements.
28 |	DWS Strategic Municipal Income Trust

Statement of Operations
for the six months ended May 31, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 4,321,752
Expenses:
Management fee	637,637
Services to shareholders	4,611
Custodian fee	2,489
Professional fees	51,378
Reports to shareholders	12,425
Trustees' fees and expenses	5,762
Interest expense and amortization of deferred cost on Series 2020-1 VMTPS	569,496
Interest expense on floating rate notes	55,454
Stock Exchange listing fees	11,843
Other	55,887
Total expenses	1,406,982
Net investment income	2,914,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,113,346)
Change in net unrealized appreciation (depreciation) on investments	6,524,533
Net gain (loss)	4,411,187
Net increase (decrease) in net assets resulting from operations	$ 7,325,957
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 29

Statement of Cash Flows
for the six months ended May 31, 2021 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 7,325,957
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(25,033,688)
Net amortization of premium/(accretion of discount)	516,810
Proceeds from sales and maturities of long-term investments	24,580,915
Amortization of deferred offering cost on Series 2020-1 VMTPS	37,475
(Increase) decrease in interest receivable	16,885
(Increase) decrease in other assets	(1,515)
(Increase) decrease in receivable for investments sold	(10,000)
(Increase) decrease in receivable for investments sold - when issued securities	112,444
Increase (decrease) in payable for investments purchased - when issued securities	366,090
Increase (decrease) in other accrued expenses and payables	(148,167)
Change in unrealized (appreciation) depreciation on investments	(6,524,533)
Net realized (gain) loss from investments	2,113,346
Cash provided by (used in) operating activities	$ 3,352,019
Cash Flows from Financing Activities
(Increase) decrease in deferred offering cost on Series 2020-1 VMTPS	(39,284)
Distributions paid (net of reinvestment of distributions)	(3,316,567)
Cash provided by (used in) financing activities	(3,355,851)
Increase (decrease) in cash	(3,832)
Cash at beginning of period	3,832
Cash at end of period	$ —
Supplemental disclosure
Interest expense paid on preferred shares	$ (494,127)
Interest expense paid and fees on floating rate notes issued	$ (55,454)
The accompanying notes are an integral part of the financial statements.
30 |	DWS Strategic Municipal Income Trust

Statements of Changes in Net Assets
	Six Months Ended May 31, 2021	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 2,914,770	$ 5,855,339
Net realized gain (loss)	(2,113,346)	(660,015)
Change in net unrealized appreciation (depreciation)	6,524,533	(493,224)
Net increase (decrease) in net assets applicable to common shareholders	7,325,957	4,702,100
Distributions to common shareholders	(3,354,461)	(5,819,333)
Increase (decrease) in net assets	3,971,496	(1,117,233)
Net assets at beginning of period applicable to common shareholders	141,087,357	142,204,590
Net assets at end of period applicable to common shareholders	$145,058,853	$141,087,357
Other Information:
Common shares outstanding at beginning of period	11,203,941	11,203,941
Common shares outstanding at end of period	11,203,941	11,203,941
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 31

Financial Highlights
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.59	$12.69	$11.76	$12.39	$12.15	$12.90
Income (loss) from investment operations:
Net investment income[a]	.26	.52	.53	.61	.70	.80
Net realized and unrealized gain (loss)	.40	(.10)	1.00	(.64)	.24	(.76)
Total from investment operations	.66	.42	1.53	(.03)	.94	.04
Less distributions applicable to common shareholders from:
Net investment income	(.27)	(.50)	(.57)	(.60)	(.67)	(.79)
Net realized gains	(.03)	(.02)	(.03)	(.00)*	(.03)	—
Total distributions	(.30)	(.52)	(.60)	(.60)	(.70)	(.79)
Net asset value, end of period	$12.95	$12.59	$12.69	$11.76	$12.39	$12.15
Market price, end of period	$12.29	$11.29	$12.32	$10.30	$11.91	$12.08
Total Return
Based on net asset value (%)[b]	5.49 **	3.98 [c]	13.68	.31	7.93	(.07)
Based on market price (%)[b]	11.64 **	(3.95) [c]	26.01	(8.60)	4.35	(1.63)
The accompanying notes are an integral part of the financial statements.
32 |	DWS Strategic Municipal Income Trust

Financial Highlights  (continued)

	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	145	141	142	132	139	136
Ratio of expenses before expense reductions (%) (including interest expense)[d,e]	1.91 ***	2.33	2.89	2.75	2.37	1.88
Ratio of expenses after expense reductions (%) (including interest expense)[d,f]	1.91 ***	2.23	2.89	2.75	2.37	1.88
Ratio of expenses after expense reductions (%) (excluding interest expense)[g]	1.15 ***	1.05	1.12	1.13	1.11	1.12
Ratio of net investment income (%)	4.15 ***	4.25	4.26	5.05	5.63	6.09
Portfolio turnover rate (%)	11 **	35	28	39	27	37
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2018 MTPS ($ millions)	—	—	70	70	70	70
Series 2020-1 VMTPS ($ millions)	70	70	—	—	—	—
Asset coverage per share ($)[h]	307,227	301,553	75,787	72,050	74,572	73,568
Liquidation and market price per share ($)	100,000	100,000	25,000	25,000	25,000	25,000

The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	| 33

Financial Highlights  (continued)

[a]	Based on average common shares outstanding during the period.
[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series 2018 MTPS and Series 2020-1 VMTPS.
[e]	The ratio of expenses before expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.28%, 1.54%, 1.92%, 1.81% 1.58% and 1.27% for the periods ended May 31, 2021, November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[f]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.28%, 1.48%, 1.92%, 1.81% 1.58% and 1.27% for the periods ended May 31, 2021, November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[g]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, excluding interest expense) was 0.77%, 0.70%, 0.74%, 0.74% 0.74% and 0.76% for the periods ended May 31, 2021, November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[h]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
34 |	DWS Strategic Municipal Income Trust

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Strategic Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the
DWS Strategic Municipal Income Trust	| 35

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for
36 |	DWS Strategic Municipal Income Trust

floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations. For the six months ended May 31, 2021, interest expense related to floaters amounted to $55,454. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2021 was approximately $15,000,000, with a weighted average interest rate of 0.74%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2020, the Fund had net tax basis capital loss carryforwards of approximately $882,000, including short-term losses ($604,000) and long-term losses ($278,000), which may be applied against realized net taxable capital gains indefinitely.
At May 31, 2021, the aggregate cost of investments for federal income tax purposes was $192,034,763. The net unrealized appreciation for all investments based on tax cost was $20,571,136. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $21,405,282 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $834,146.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
DWS Strategic Municipal Income Trust	| 37

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Preferred Shares. On May 31, 2021, the Fund had issued and outstanding 700 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 (“Series 2020-1 VMTPS” ) with an aggregate liquidation preference of $70,000,000 ($100,000 per share). The Series 2020-1 VMTPS were issued on November 10, 2020 in a private offering and are variable rate preferred shares with a stated maturity of November 10, 2049 and an early termination date six months following a rate period termination date (the “Rate Period Termination Date” ), which Rate Period Termination Date initially will be 36 months from the date of original issuance. Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the early termination date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus a redemption premium if such redemption occurs prior to November 10, 2022. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA” ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2020 through May 31, 2021 was 1.37%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a
38 |	DWS Strategic Municipal Income Trust

liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated as interest expense and recorded as incurred. For the period December 1, 2020 through May 31, 2021, interest expense related to Series 2020-1 VMTPS amounted to $532,021. Costs directly related to the issuance of Series 2020-1 VMTPS have been deferred and are being amortized over 36 months based on the initial Rate Period Termination Date. For the period from December 1, 2020 through May 31, 2021, the Fund amortized $37,475 of Series 2020-1 VMTPS deferred costs, which are included in the Statement of Operations under the line item “Interest expense and amortization of deferred cost on Series 2020-1 VMTPS” . The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.
Prior to November 10, 2020, the Fund had issued and outstanding 2,800 shares of Floating Rate Municipal Term Preferred Shares ("Series 2018 MTPS") with an aggregate liquidation preference of $70,000,000 ($25,000 per share). The Series 2018 MTPS were floating rate preferred shares with a mandatory term redemption date, as amended, of June 1, 2021. The Fund used the proceeds from the sale of its Series 2020-1 VMTPS to fund the redemption on November 10, 2020 of all of its outstanding Series 2018 MTPS.
As a result of the Series 2020-1 VMTPS issuance and the redemption of the outstanding Series 2018 MTPS the Fund’s leverage attributable to preferred shares remains unchanged.
Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the Fund’s charter documents and the 1940 Act.
The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise
DWS Strategic Municipal Income Trust	| 39

required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.
Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2021.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended May 31, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $25,033,688 and $24,580,915, respectively.
40 |	DWS Strategic Municipal Income Trust

C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2021, amount charged to the Fund by DSC aggregated $2,669, of which $958 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $790, of which $220 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2021, the Fund engaged in securities purchases of $7,350,000 and securities sales of $8,385,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
DWS Strategic Municipal Income Trust	| 41

D.	Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2021, there was one shareholder account that held approximately 14% of the outstanding shares of the Fund.
E.	Share Repurchases
The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2021 and the year ended November 30, 2020, the Fund did not repurchase shares in the open market.
On September 25, 2020, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2020 until November 30, 2021, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2019 and ran until November 30, 2020.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
42 |	DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). DST Systems, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the
DWS Strategic Municipal Income Trust	| 43

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Strategic Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will
44 |	DWS Strategic Municipal Income Trust

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.
DWS Strategic Municipal Income Trust	| 45

Additional Information
Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
46 |	DWS Strategic Municipal Income Trust

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
NYSE Symbol	KSM
CUSIP Number	Common Shares 23342Q 101
DWS Strategic Municipal Income Trust	| 47

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

48 |	DWS Strategic Municipal Income Trust

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Strategic Municipal Income Trust	| 49

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSMIT-3
(R-027926-10 7/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Portfolio Manager Team Disclosure:

As of the date of this report the Fund is managed by a Team of investment professionals who collaborate to develop and implement the Fund’s investment strategy. Each Portfolio Manager on the Team has authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

The following individuals handle the day-to-day management of the Fund.

Ashton P. Goodfield*, CFA, Head of Investment Strategy Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 1986 and the Fund in 2014.
  Head of Municipal Bonds.
  BA, Duke University.

Chad Farrington, CFA, Senior Portfolio Manager Fixed Income and Portfolio Manager of the Fund.

  Joined DWS and the Fund in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research & Senior Credit Analyst at Columbia Threadneedle.
  Effective October 1, 2021, Co-Head of Municipal Bond Department.
  BS, Montana State University.

Michael J. Generazo, Senior Portfolio Manager Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 1999 and the Fund in 2010.
  BS, Bryant College; MBA, Suffolk University

Peter Aloisi**, CFA, Portfolio Manager Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 2010 with 5 years industry experience; previously, served as an Associate at Banc of America Securities. Joined the Fund in 2021.
  BA and MBA, Boston College.

*Ashton P. Goodfield will leave the portfolio management team effective October 1, 2021.

** Peter Aloisi will join the portfolio management team effective October 1, 2021.

Compensation of Portfolio Managers

The Advisor and its affiliates are part of DWS. The brand DWS represents DWS Group GmbH & KGaA (“DWS Group”) and any of its subsidiaries such as DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services. DWS seeks to offer its investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. As employees of DWS, portfolio managers are paid on a total compensation basis, which includes Fixed Pay (base salary) and Variable Compensation, as set forth below. The compensation information below is provided as of the Fund’s most recent semiannual report dated May 31, 2021.

•	Fixed Pay (FP) is the key and primary element of compensation for the majority of DWS employees and reflects the value of the individual’s role and function within the organization. It rewards factors that an employee brings to the organization such as skills and experience, while reflecting regional and divisional (i.e. DWS) specifics. FP levels play a significant role in ensuring competitiveness of the Advisor and its affiliates in the labor market, thus benchmarking provides a valuable input when determining FP levels.

•	Variable Compensation (VC) is a discretionary compensation element that enables the Advisor and its affiliates to provide additional reward to employees for their performance and behaviors, while reflecting DWS affordability and the financial situation of Deutsche Bank AG (the “Bank”) and DWS. VC aims to:

o	Recognize that every employee contributes to the DWS Group’s success through the DWS Group and/or Bank component of VC (Group Component),
o	Reflect individual performance, investment performance, behaviours and culture through discretionary individual VC (Individual Component), and
o	Reward outstanding contributions at the junior levels through the discretionary Recognition Award.

Employee seniority as well as divisional and regional specifics determine which VC elements are applicable for a given employee and the conditions under which they apply.  Both Group and Individual Components may be awarded in shares or other share-based instruments and other deferral arrangements.

•	VC can be delivered via cash, restricted equity awards, and/or restricted incentive awards or restricted compensation. Restricted compensation may include:
o	notional fund investments
o	restricted equity, notional equity,
o	restricted cash,
o	or such other form as DWS may decide in its sole discretion

•	VC comprises a greater proportion of total compensation as an employee’s seniority and total compensation level increase. Proportion of VC delivered via a long-term incentive award, which is subject to performance conditions and forfeiture provisions, will increase significantly as the amount of the VC increases.

•	Additional forfeiture and claw back provisions, including complete forfeiture and claw back of VC may apply in certain events if an employee is an InstVV [CRD IV EU Directive4] Material Risk Taker.

•	For key investment professionals, in particular, a portion of any long-term incentives will be in the form of notional investments aligned, where possible, to the funds they manage.

In general, each of the Advisor and its advisory affiliates seek to offer their investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. To evaluate their investment professionals in light of and consistent with the compensation principles set forth above, the Advisor and its affiliates review investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund, iMoneyNet peer group with respect to a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type.  The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining total compensation, the Advisor and its affiliates consider a number of quantitative, qualitative and other factors:

-	Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund, or versus the appropriate iMoneyNet peer group for a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type, taking risk targets into account) are utilized to measure performance.

-	Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.
-	Other factors (e.g. non-investment related performance, teamwork, adherence to compliance rules, risk management and "living the values" of the Advisor and its affiliates) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.
-	Furthermore, it is important to note that DWS Group functions within a controlled environment based upon the risk limits established by DWS Group’s Risk division, in conjunction with DWS Group management. Because risk consideration is inherent in all business activities, performance assessment factors in an employee’s ability to assess and manage risk.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of Fund shares owned beneficially and of record by each member of the Fund’s portfolio management team as well as in all US registered DWS Funds advised by DWS Investment Management Americas, Inc.

(Advisor) as a group, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent semiannual report dated May 31, 2021.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Ashton P. Goodfield	-	Over $1,000,000
Chad Farrington	-	$100,001-$500,000
Michael J. Generazo	-	$10,001-$50,000
Peter Aloisi	-	$50,001-$100,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. For Funds subadvised by subadvisors unaffiliated with the Advisor, total assets of Funds managed may only include assets allocated to the portfolio manager and not the total assets of each Fund managed. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent semiannual report dated May 31, 2021.

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	8	$7,905,567,640	-	-
Chad Farrington	2	$4,810,412,683	-	-

Michael J. Generazo	5	$6,345,449,750	-	-
Peter Aloisi	4	$2,067,200,576	-	-

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	-	-	-	-
Michael J. Generazo	-	-	-	-
Michael J. Generazo	-	-	-	-
Peter Aloisi	-	-	-	-

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	-	-	-	-
Chad Farrington	-	-	-	-
Michael J. Generazo	3	$33,194,527	-	-
Peter Aloisi	6	$114,235,416	-	-

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds. The Advisor or Subadvisor, as applicable, has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

•	Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor and their affiliates, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor and their affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor and their affiliates. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor and their affiliates to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor and their affiliates in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor and their affilates attempt to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
•	In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor and their affiliates will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The Advisor and its affiliates and the investment team of each Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by the DWS Group, a multinational global financial services firm that is a majority owned subsidiary of Deutsche Bank AG. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor and their affiliates may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for their client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which will cause conflicts that could be to the disadvantage of the Advisor’s advisory clients, including the Fund. The Advisor and their affiliates have instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to a Fund’s Board.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 25, 2020, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2020 until November 30, 2021, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2019 and ran until November 30, 2020.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2021